UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 16, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15,
1999.

Report for the Calendar Quarter ended:	9/30/98

Check here if Amendment  X; Amendment Number: 1
	This Amendment (check only one.):		is a restatement.
								X - 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	HBK INVESTMENTS L.P.
Address:	300 CRESCENT COURT, SUITE 700
		DALLAS, TEXAS 75201

Form 13F File Number:	28-6078

	The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	Laurence H. Lebowitz
Title:	Managing Director
Phone:	(214) 758-6173

Signature, Place, and Date of Signing:

							Dallas, Texas		November 12, 1999

Report Type (Check only one.):

	X	13F HOLDINGS REPORT.

		13F NOTICE.

		13F COMBINATION REPORT.

INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$379,252 (thousands)

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	-------	-------	---	----	--------	--------	----	------	----

AMERICAN BANKERS INSURANCE	COM	024456105	22,992	541,000	SH	SOLE	541,000	0	0
AMERICAN STORES CO NEW	COM	030096101	26,615	826,900	SH	SOLE	826,900	0	0
AMOCO CORP	COM	031905102	25,412	471,700	SH	SOLE	471,700	0	0
CKS GROUP INC	COM	12561L109	472	27,000	SH	SOLE	27,000	0	0
CHRYSLER CORP	COM	171196108	57,497	1,201,000	SH	SOLE	1,201,000	0	0
CIRCON CORP	COM	172736100	1,257	130,600	SH	SOLE	130,600	0	0
CRESTAR FINL CORP	COM	226091106	12,093	213,100	SH	SOLE	213,100	0	0
DII GROUP INC	COM	232949107	1,693	140,000	SH	SOLE	140,000	0	0
DAIMLER BENZ A G	SPONSORED ADR	233829308	14,249	173,913	SH	SOLE	173,913	0	0
FREEPORT-MCMORAN SULPHUR INC	COM	35671R104	478	46,400	SH	SOLE	46,400	0	0
LOEWEN GROUP INC	COM	54042L100	5,578	378,200	SH	SOLE	378,200	0	0
LOEWEN GROUP INC JC OCT 15 C	COM	54042L900	368	25,000	SH	SOLE	25,000	0	0
MILLICOM INTL CELLULAR S A 	ORD	L6388F102	8,510	340,400	SH	SOLE	340,400	0	0
MIDAMERICAN ENERGY HOLDGS CO	COM	595920109	8,417	318,400	SH	SOLE	318,400	0	0
MIDWAY GAMES INC	COM	598148104	7,474	639,500	SH	SOLE	639,500	0	0
NAVIGANT INTL INC	COM	63935R108	2,740	461,500	SH	SOLE	461,500	0	0
PENNZOIL CO	COM	709903108	12,447	355,000	SH	SOLE	355,000	0	0
SCHOOL SPECIALTY INC	COM	807863105	2,959	191,700	SH	SOLE	191,700	0	0
STONE CONTAINER CORP	COM	861589109	4,611	534,700	SH	SOLE	534,700	0	0
SUNAMERICA INC	COM	866930100	45,054	738,600	SH	SOLE	738,600	0	0
SUNBEAM CORP	COM	867071102	840	120,100	SH	SOLE	120,100	0	0
SUNBEAM VG OCT 35 P	COM	867071952	2	300	SH  PUT	SOLE	300	0	0
TELE COMMUNICATIONS INTL INC MX JAN 22.5 P	COM	87924H952	1,040	50,000	SH  PUT	SOLE	50,000	0	0
TELE COMMUNICATIONS INC NEW	COM TCI GRP A	87924V101	71,745	1,832,300	SH	SOLE	1,832,300	0	0
TELE COMMUNICATIONS INC NEW	COM TCI VENT A	87924V887	13,429	750,000	SH	SOLE	750,000	0	0
TELEPHONE & DATA SYS INC	COM	879433100	10,462	300,000	SH	SOLE	300,000	0	0
TOYS R US ME JAN 25 P	COM	892335950	647	40,000	SH  PUT	SOLE	40,000	0	0
U S OFFICE PRODS CO	COM NEW	912325305	3,878	482,900	SH	SOLE	482,900	0	0
USWEB CORP	COM	917327108	1,632	125,000	SH	SOLE	125,000	0	0
WELLS FARGO & CO DEL	COM	949740104	14,661	41,300	SH	SOLE	41,300	0	0
